Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Allowance for Credit Losses	The following table shows the activity in the allowance for doubtful accounts for the six months ended June 30, 2023 and 2022:

	Six Months Ended June 30,
	2023	2022
Allowance for doubtful accounts as of beginning of period	$3,237	$1,794
Provision	63	1,456
Allowance for doubtful accounts as of end of period	$3,300	$3,250

Schedule of Cash and Cash Equivalents

	June 30, 2023	December 31, 2022
Cash and cash equivalents	$41,978	$76,528
Restricted cash	—	126
Restricted cash included in Other non-current assets	1,148	1,138
Total cash, cash equivalents and restricted cash	$43,126	$77,792

Schedule of Restrictions on Cash and Cash Equivalents

	June 30, 2023	December 31, 2022
Cash and cash equivalents	$41,978	$76,528
Restricted cash	—	126
Restricted cash included in Other non-current assets	1,148	1,138
Total cash, cash equivalents and restricted cash	$43,126	$77,792

Schedule of Cash Flow, Supplemental Disclosures	Cash Flow Information

	Six Months Ended June 30,
	2023	2022
Cash paid during the period for:
Income tax, net of refunds	$174	$415
Interest	$3	$2,390